AMALGAMATION	12 Months Ended
Dec. 31, 2021
AMALGAMATION

5. AMALGAMATION

On January 31, 2019, the Company and Draganfly Innovations entered into the BCA providing for a three-cornered amalgamation among the Company, Draganfly Innovations, and Merger Co. As of August 15, 2019, the Amalgamation closed and the Company acquired, on a one for 1.794 basis, all of the issued and outstanding Draganfly Innovations shares (the “Draganfly Innovations Shares”) in exchange for 8,527,671 common shares of the Company.

This resulted in a reverse take-over, of the Company, by the shareholders of Draganfly Innovations. At the time of the Amalgamation, the Company did not constitute a business as defined under IFRS 3; therefore, the Amalgamation is accounted under IFRS 2, where the difference between the consideration given to acquire the Company and the net asset value of the Company is recorded as a listing expense to net loss. As Draganfly Innovations is deemed to be the accounting acquirer for accounting purposes, these consolidated financial statements present the historical financial information of Draganfly Innovations up to the date of the Amalgamation.

Number of shares of Draganfly Inc.	2,100,000
Fair value of common shares in concurrent financing	$2.50
Fair value of shares of Draganfly Inc.	$5,250,001
Fair value of warrants	1,645,193
Fair value of shares issued for transaction fees	1,000,000
Net assets acquired	$(90,335)
Listing expense	$7,804,859

Fair value of the Company acquired, net of liabilities
Cash	$28,538
Accounts receivable	4,991
Loans receivable	963,269
Accounts payable and accrued liabilities	(406,463)
Subscription receipts	(500,000)
$90,335

The fair value of 10,500,001 issued common shares of the Company was estimated to be $2.50 per share using the price of a subscription receipts financing that was completed concurrently.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

5. AMALGAMATION (CONT’D)

Prior to the closing of the Amalgamation, Draganfly Innovations issued 222,965 common shares with a value of $1,000,000 as transaction fees for the Amalgamation to related parties.

The Company assumed 800,000 share purchase warrants exercisable at a price of $0.50 per share expiring on February 4, 2021. The fair value of share-purchase warrants was $1,645,193, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.86%
Estimate life	1.48 years
Expected volatility	100%
Expected dividend yield	0%

As at August 15, 2019, the Company received $7,025,750 in proceeds to issue subscription receipts (the “Subscription Receipts”) at a price of $2.50 per Subscription Receipt. Each Subscription Receipt was automatically converted, without payment of additional consideration and without any further action on the part of the holder, into one unit of the Company (a “Unit”) on completion of the Amalgamation and the Company becoming reporting issuer in the Province of Saskatchewan and obtaining conditional approval of a listing of the common shares on the CSE (the “Transaction”). Each Unit consists of one common share and one warrant. Each warrant will entitle the holder to purchase one common share at a price of $2.50 for a period of 12 months following the issuance of warrants. The proceeds of the private placement were released to the Company on November 5, 2019.